Distribution Date:	08/12/26	CFCRE 2016-C7 Mortgage Trust
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.
Certificate Factor Detail	3		Christian Wall		christian.wall@cantor.com
Certificate Interest Reconciliation Detail	4		110 East 59th Street, 6th Floor | New York, NY 10022 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Controlling Class	Deer Park Road Management Company, LP
		Representative
Historical Bond / Collateral Loss Reconciliation Detail	25		KPatten@deerparkrd.com	(970) 457-4340	KPatten@deerparkrd.com
Interest Shortfall Detail - Collateral Level	26		1195 Bangtail Way | Steamboat Springs, CO 80487 | United States
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12532BAA5	1.971300%	20,266,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12532BAC1	3.585300%	184,000,000.00	152,052,179.20	25,504,086.30	454,293.90	0.00	0.00	25,958,380.20	126,548,092.90	33.58%	30.00%
A-SB	12532BAB3	3.643600%	28,337,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12532BAD9	3.838500%	224,436,000.00	224,436,000.00	0.00	717,914.66	0.00	0.00	717,914.66	224,436,000.00	33.58%	30.00%
A-M	12532BAE7	4.161500%	42,439,000.00	42,439,000.00	0.00	147,174.92	0.00	0.00	147,174.92	42,439,000.00	25.55%	23.50%
B	12532BAF4	4.407300%	35,095,000.00	35,095,000.00	0.00	128,895.17	0.00	0.00	128,895.17	35,095,000.00	18.90%	18.13%
C	12532BAG2	4.487700%	32,645,000.00	32,645,000.00	0.00	122,084.15	0.00	0.00	122,084.15	32,645,000.00	12.73%	13.13%
D	12532BAL1	4.487700%	35,094,000.00	35,094,000.00	0.00	93,446.64	0.00	0.00	93,446.64	35,094,000.00	6.08%	7.75%
E*	12532BAN7	3.456000%	16,323,000.00	16,323,000.00	0.00	0.00	0.00	0.00	0.00	16,323,000.00	3.00%	5.25%
F	12532BAQ0	3.456000%	7,346,000.00	7,346,000.00	0.00	0.00	0.00	0.00	0.00	7,346,000.00	1.61%	4.13%
G	12532BAS6	3.456000%	26,932,725.00	8,483,968.77	0.00	0.00	0.00	0.00	0.00	8,483,968.77	0.00%	0.00%
V	12532BBC0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12532BBE6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			652,913,725.02	553,914,147.97	25,504,086.30	1,663,809.44	0.00	0.00	27,167,895.74	528,410,061.67

X-A	12532BAH0	0.751460%	457,039,000.00	376,488,179.20	0.00	235,763.19	0.00	0.00	235,763.19	350,984,092.90
X-B	12532BAJ6	0.214941%	77,534,000.00	77,534,000.00	0.00	13,887.71	0.00	0.00	13,887.71	77,534,000.00
X-E	12532BAW7	1.031700%	16,323,000.00	16,323,000.00	0.00	14,033.70	0.00	0.00	14,033.70	16,323,000.00
X-F	12532BAY3	1.031700%	7,346,000.00	7,346,000.00	0.00	6,315.72	0.00	0.00	6,315.72	7,346,000.00
X-G	12532BBA4	1.031700%	26,932,725.00	8,483,968.77	0.00	7,294.09	0.00	0.00	7,294.09	8,483,968.77
Notional SubTotal			585,174,725.00	486,175,147.97	0.00	277,294.41	0.00	0.00	277,294.41	460,671,061.67

Deal Distribution Total					25,504,086.30	1,941,103.85	0.00	0.00	27,445,190.15

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12532BAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12532BAC1	826.37053913	138.60916467	2.46898859	0.00000000	0.00000000	0.00000000	0.00000000	141.07815326	687.76137446
A-SB	12532BAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12532BAD9	1,000.00000000	0.00000000	3.19875002	0.00000000	0.00000000	0.00000000	0.00000000	3.19875002	1,000.00000000
A-M	12532BAE7	1,000.00000000	0.00000000	3.46791677	0.00000000	0.00000000	0.00000000	0.00000000	3.46791677	1,000.00000000
B	12532BAF4	1,000.00000000	0.00000000	3.67275025	0.00000000	0.00000000	0.00000000	0.00000000	3.67275025	1,000.00000000
C	12532BAG2	1,000.00000000	0.00000000	3.73975034	0.00000000	0.00000000	0.00000000	0.00000000	3.73975034	1,000.00000000
D	12532BAL1	1,000.00000000	0.00000000	2.66275261	1.07699778	13.68056904	0.00000000	0.00000000	2.66275261	1,000.00000000
E	12532BAN7	1,000.00000000	0.00000000	0.00000000	2.88000000	57.67619433	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12532BAQ0	1,000.00000000	0.00000000	0.00000000	2.88000000	74.69811734	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12532BAS6	315.00595539	0.00000000	0.00000000	0.90721715	61.90879794	0.00000000	0.00000000	0.00000000	315.00595539
V	12532BBC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12532BBE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12532BAH0	823.75503885	0.00000000	0.51584917	0.00000000	0.00000000	0.00000000	0.00000000	0.51584917	767.95217235
X-B	12532BAJ6	1,000.00000000	0.00000000	0.17911768	0.00000000	0.00000000	0.00000000	0.00000000	0.17911768	1,000.00000000
X-E	12532BAW7	1,000.00000000	0.00000000	0.85975005	0.00000000	0.00000000	0.00000000	0.00000000	0.85975005	1,000.00000000
X-F	12532BAY3	1,000.00000000	0.00000000	0.85974952	0.00000000	0.00000000	0.00000000	0.00000000	0.85974952	1,000.00000000
X-G	12532BBA4	315.00595539	0.00000000	0.27082629	0.00000000	0.00000000	0.00000000	0.00000000	0.27082629	315.00595539

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	454,293.90	0.00	454,293.90	0.00	0.00	0.00	454,293.90	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	717,914.66	0.00	717,914.66	0.00	0.00	0.00	717,914.66	0.00
X-A	07/01/26 - 07/30/26	30	0.00	235,763.19	0.00	235,763.19	0.00	0.00	0.00	235,763.19	0.00
X-B	07/01/26 - 07/30/26	30	0.00	13,887.71	0.00	13,887.71	0.00	0.00	0.00	13,887.71	0.00
X-E	07/01/26 - 07/30/26	30	0.00	14,033.70	0.00	14,033.70	0.00	0.00	0.00	14,033.70	0.00
X-F	07/01/26 - 07/30/26	30	0.00	6,315.72	0.00	6,315.72	0.00	0.00	0.00	6,315.72	0.00
X-G	07/01/26 - 07/30/26	30	0.00	7,294.09	0.00	7,294.09	0.00	0.00	0.00	7,294.09	0.00
A-M	07/01/26 - 07/30/26	30	0.00	147,174.92	0.00	147,174.92	0.00	0.00	0.00	147,174.92	0.00
B	07/01/26 - 07/30/26	30	0.00	128,895.17	0.00	128,895.17	0.00	0.00	0.00	128,895.17	0.00
C	07/01/26 - 07/30/26	30	0.00	122,084.15	0.00	122,084.15	0.00	0.00	0.00	122,084.15	0.00
D	07/01/26 - 07/30/26	30	442,309.73	131,242.79	0.00	131,242.79	37,796.16	0.00	0.00	93,446.64	480,105.89
E	07/01/26 - 07/30/26	30	894,438.28	47,010.24	0.00	47,010.24	47,010.24	0.00	0.00	0.00	941,448.52
F	07/01/26 - 07/30/26	30	527,575.89	21,156.48	0.00	21,156.48	21,156.48	0.00	0.00	0.00	548,732.37
G	07/01/26 - 07/30/26	30	1,642,938.80	24,433.83	0.00	24,433.83	24,433.83	0.00	0.00	0.00	1,667,372.63
Totals			3,507,262.70	2,071,500.55	0.00	2,071,500.55	130,396.71	0.00	0.00	1,941,103.85	3,637,659.41

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	27,445,190.15
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,085,933.02	Master Servicing Fee	8,172.97
Interest Reductions due to Nonrecoverability Determination	(120,814.75)	Certificate Administrator Fee	4,383.46
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	238.49
ARD Interest	0.00	Operating Advisor Fee	1,309.90
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	181.25
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,965,118.27	Total Fees	14,286.08

Principal		Expenses/Reimbursements
Scheduled Principal	446,982.79	Reimbursement for Interest on Advances	(2.28)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	25,057,103.51	Special Servicing Fees (Monthly)	9,730.60
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	25,504,086.30	Total Expenses/Reimbursements	9,728.32

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,941,103.85
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	25,504,086.30
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	27,445,190.15
Total Funds Collected	27,469,204.57	Total Funds Distributed	27,469,204.55

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	553,914,147.97	553,914,147.97	Beginning Certificate Balance	553,914,147.97
(-) Scheduled Principal Collections	446,982.79	446,982.79	(-) Principal Distributions	25,504,086.30
(-) Unscheduled Principal Collections	25,057,103.51	25,057,103.51	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	528,410,061.67	528,410,061.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	553,987,953.17	553,987,953.17	Ending Certificate Balance	528,410,061.67
Ending Actual Collateral Balance	528,507,569.61	528,507,569.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	46,771.89	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	46,771.89	0.00	Net WAC Rate	4.49%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	49,202,604.46	9.31%	4	5.1775	NAP	Defeased	5	49,202,604.46	9.31%	4	5.1775	NAP
	9,999,999 or less	8	33,580,511.29	6.36%	3	4.1933	2.286928	1.39 or less	6	68,786,119.64	13.02%	2	4.5030	0.540043
10,000,000 to 19,999,999		9	145,061,744.79	27.45%	3	4.5605	1.439873	1.40 to 1.44	1	16,000,000.00	3.03%	4	4.9710	1.430000
20,000,000 to 29,999,999		2	48,451,593.71	9.17%	4	4.2870	2.712424	1.45 to 1.54	1	46,532,632.42	8.81%	4	4.4398	1.450000
30,000,000 to 39,999,999		3	98,955,975.00	18.73%	4	4.2270	1.970686	1.55 to 1.99	6	115,259,949.65	21.81%	4	4.7707	1.802241
	40,000,000 or greater	3	153,157,632.42	28.98%	3	4.1009	2.673984	2.00 to 2.49	7	142,128,755.50	26.90%	3	4.2637	2.187869
	Totals	30	528,410,061.67	100.00%	3	4.3739	2.064854	2.50 or greater	4	90,500,000.00	17.13%	3	3.3670	4.148674
								Totals	30	528,410,061.67	100.00%	3	4.3739	2.064854
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	49,202,604.46	9.31%	4	5.1775	NAP
							Defeased	8	49,202,604.46	9.31%	4	5.1775	NAP
California	5	68,176,481.76	12.90%	2	4.2121	1.683736
							Lodging	4	114,571,089.54	21.68%	2	4.6373	1.818800
Florida	1	3,221,021.00	0.61%	4	4.5930	1.890000
							Mixed Use	5	65,098,710.30	12.32%	3	4.4926	0.794532
Georgia	1	5,058,682.90	0.96%	4	5.5330	2.120000
							Multi-Family	5	65,251,171.08	12.35%	4	4.7982	1.622121
Hawaii	1	56,625,000.00	10.72%	3	4.1995	2.350000
							Office	3	55,503,670.64	10.50%	3	3.7942	3.922187
Illinois	2	22,250,000.00	4.21%	3	4.1433	2.076180
							Retail	27	178,782,815.65	33.83%	3	3.9658	2.449867
Indiana	1	3,367,653.14	0.64%	4	5.6890	2.050000
							Totals	52	528,410,061.67	100.00%	3	4.3739	2.064854
Kentucky	3	9,788,195.14	1.85%	4	4.9701	1.977846
Louisiana	1	3,294,378.00	0.62%	4	4.5930	1.940000
Michigan	2	3,073,595.36	0.58%	3	5.0014	2.083704
Minnesota	2	6,815,064.00	1.29%	4	4.5930	1.940000
Missouri	4	13,557,953.00	2.57%	4	4.5930	1.940000
Nebraska	1	3,300,349.00	0.62%	4	4.5930	1.890000
New Jersey	1	46,532,632.42	8.81%	4	4.4398	1.450000
New York	2	62,451,593.71	11.82%	3	4.6156	0.875258
North Carolina	1	18,318,014.07	3.47%	1	4.6400	1.040000
Ohio	2	12,227,794.77	2.31%	4	5.6989	1.945868
Pennsylvania	1	15,098,710.30	2.86%	4	4.8100	1.550000
South Dakota	2	6,408,518.00	1.21%	4	4.5930	1.890000
Tennessee	6	19,938,150.00	3.77%	4	4.5930	1.890000
Texas	3	9,203,670.64	1.74%	3	4.5200	1.338792
Virginia	1	40,500,000.00	7.66%	3	2.9882	4.110000
Washington	1	50,000,000.00	9.46%	3	3.6739	4.180000
Totals	52	528,410,061.67	100.00%	3	4.3739	2.064854

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	49,202,604.46	9.31%	4	5.1775	NAP	Defeased	5	49,202,604.46	9.31%	4	5.1775	NAP
	3.7499% or less	6	131,500,000.00	24.89%	3	3.4356	3.500570	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 4.2499%	6	116,575,000.00	22.06%	3	4.1603	1.615524	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	5	129,533,155.43	24.51%	4	4.5429	1.626280	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 5.2499%	4	65,053,974.65	12.31%	4	5.0267	1.601748	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% to 5.7499%	3	34,953,703.32	6.61%	2	5.5801	1.606084	49 months or greater	25	479,207,457.21	90.69%	3	4.2914	2.131937
	5.7500% or greater	1	1,591,623.81	0.30%	4	5.7650	1.250000	Totals	30	528,410,061.67	100.00%	3	4.3739	2.064854
	Totals	30	528,410,061.67	100.00%	3	4.3739	2.064854
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	49,202,604.46	9.31%	4	5.1775	NAP	Defeased	5	49,202,604.46	9.31%	4	5.1775	NAP
	112 months or less	25	479,207,457.21	90.69%	3	4.2914	2.131937	Interest Only	15	327,030,975.00	61.89%	3	3.9919	2.421868
	113 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	10	152,176,482.21	28.80%	3	4.9350	1.508868
	Totals	30	528,410,061.67	100.00%	3	4.3739	2.064854	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	30	528,410,061.67	100.00%	3	4.3739	2.064854
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	49,202,604.46	9.31%	4	5.1775	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	25	479,207,457.21	90.69%	3	4.2914	2.131937
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	30	528,410,061.67	100.00%	3	4.3739	2.064854
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30312004	LO	Honolulu	HI	Actual/360	4.199%	204,769.37	0.00	0.00	N/A	11/01/26	--	56,625,000.00	56,625,000.00	08/01/26
2	30312011	MF	Jersey City	NJ	Actual/360	4.440%	178,283.09	99,519.42	0.00	N/A	12/06/26	--	46,632,151.84	46,532,632.42	08/06/26
3	30311997	OF	Kirkland	WA	Actual/360	3.674%	158,181.81	0.00	0.00	N/A	11/06/26	--	50,000,000.00	50,000,000.00	08/06/26
7	30312012	RT	Various	Various	Actual/360	4.593%	129,995.83	0.00	0.00	12/01/26	12/01/31	--	32,868,038.00	32,868,038.00	08/01/26
8	30312013	IN	Various	Various	Actual/360	5.363%	123,730.81	54,521.64	0.00	N/A	12/06/26	--	26,792,354.42	26,737,832.78	08/06/26
9	30311998	LO	New York	NY	Actual/360	5.200%	127,590.82	42,633.55	0.00	N/A	12/06/26	--	28,494,227.26	28,451,593.71	08/06/26
10	30312014	RT	Various	Various	Actual/360	4.593%	119,000.30	0.00	0.00	12/01/26	12/01/31	--	30,087,937.00	30,087,937.00	08/01/26
11	30312015	RT	Richardson	TX	Actual/360	4.045%	64,384.95	18,484,454.68	0.00	N/A	11/01/26	--	18,484,454.68	0.00	08/01/26
12	30312016	LO	Charlotte	NC	Actual/360	4.640%	73,360.55	42,522.92	0.00	N/A	09/01/26	--	18,360,536.99	18,318,014.07	08/01/26
13	30312017	MF	Various	Various	Actual/360	5.689%	91,877.04	36,237.44	0.00	N/A	12/06/26	--	18,754,776.10	18,718,538.66	08/06/26
14	30312018	RT	Chicago	IL	Actual/360	4.155%	67,980.42	0.00	0.00	N/A	11/06/26	--	19,000,000.00	19,000,000.00	08/06/26
15	30297981	MU	Bethlehem	PA	Actual/360	4.810%	62,648.39	26,647.51	0.00	N/A	12/06/26	--	15,125,357.81	15,098,710.30	08/06/26
16	30312019	MU	Venice	CA	Actual/360	4.971%	68,489.33	0.00	0.00	N/A	12/06/26	--	16,000,000.00	16,000,000.00	08/06/26
18	30312010	LO	Los Angeles	CA	Actual/360	5.419%	52,264.11	23,702.74	0.00	N/A	05/06/26	--	11,200,184.50	11,176,481.76	04/06/26
20	30312021	IN	Spring Valley	CA	Actual/360	4.985%	38,987.20	16,746.95	0.00	N/A	12/01/26	--	9,082,339.34	9,065,592.39	08/01/26
23	30311999	OF	Cleveland	OH	Actual/360	4.840%	26,947.91	9,866.92	0.00	N/A	11/06/26	--	6,466,442.74	6,456,575.82	08/06/26
25	30312023	RT	Brunswick	GA	Actual/360	5.533%	24,150.08	10,041.59	0.00	N/A	12/06/26	--	5,068,724.49	5,058,682.90	08/06/26
26	30312001	OF	Various	TX	Actual/360	4.887%	23,195.90	8,335.34	0.00	N/A	11/06/26	--	5,512,005.98	5,503,670.64	08/06/26
28	30297972	MH	Buckeye Lake	OH	Actual/360	5.336%	19,576.73	8,021.31	0.00	N/A	12/06/26	--	4,260,624.78	4,252,603.47	08/06/26
29	30312024	RT	Rock Springs	WY	Actual/360	5.351%	15,680.28	3,402,983.14	0.00	N/A	12/06/26	--	3,402,983.14	0.00	08/06/26
30	30312025	RT	Austin	TX	Actual/360	3.974%	12,661.61	0.00	0.00	N/A	11/01/26	--	3,700,000.00	3,700,000.00	08/01/26
31	30312026	RT	Brooksville	FL	Actual/360	5.035%	13,998.07	3,228,565.34	0.00	N/A	11/06/26	--	3,228,565.34	0.00	08/06/26
32	30312027	RT	Oswego	IL	Actual/360	4.075%	11,404.34	0.00	0.00	N/A	11/01/26	--	3,250,000.00	3,250,000.00	08/01/26
34	30312028	IN	Holland	MI	Actual/360	4.544%	10,525.67	0.00	0.00	N/A	12/06/26	--	2,690,000.00	2,690,000.00	08/06/26
35	30312003	RT	Adrian	MI	Actual/360	4.465%	6,662.28	6,242.37	0.00	N/A	11/06/26	--	1,732,776.31	1,726,533.94	08/06/26
36	30312029	RT	New Philadelphia	OH	Actual/360	5.765%	7,916.42	3,043.44	0.00	N/A	12/06/26	--	1,594,667.25	1,591,623.81	08/06/26
04A2B	30312005	RT	Fresno	CA	Actual/360	3.587%	111,197.00	0.00	0.00	N/A	11/01/26	--	36,000,000.00	36,000,000.00	08/01/26
04A2D	30312006				Actual/360	3.587%	15,444.03	0.00	0.00	N/A	11/01/26	--	5,000,000.00	5,000,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
05A2	30312007	RT	Woodbridge	VA	Actual/360	2.988%	51,463.67	0.00	0.00	N/A	11/01/26	--	20,000,000.00	20,000,000.00	08/01/26
05A3	30312008				Actual/360	2.988%	32,808.09	0.00	0.00	N/A	11/01/26	--	12,750,000.00	12,750,000.00	08/01/26
05A8	30312009				Actual/360	2.988%	19,942.17	0.00	0.00	N/A	11/01/26	--	7,750,000.00	7,750,000.00	08/01/26
06A2	30297936	MU	New York	NY	Actual/360	4.127%	0.00	0.00	0.00	N/A	11/06/26	--	15,000,000.00	15,000,000.00	11/06/23
06A4	30297938				Actual/360	4.127%	0.00	0.00	0.00	N/A	11/06/26	--	19,000,000.00	19,000,000.00	11/06/23
Totals							1,965,118.27	25,504,086.30	0.00				553,914,147.97	528,410,061.67
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	146,170,251.30	146,585,167.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,250,126.03	1,220,034.24	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,000,425.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,917,584.58	728,958.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	3,904,724.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,749,733.76	687,360.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,983,802.66	2,061,241.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,923,610.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,149,576.92	3,304,731.04	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,704,635.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,890,295.32	1,714,077.42	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	365.81	0.00
16	1,194,799.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,907,167.69	0.00	--	--	--	0.00	0.00	75,628.61	302,915.37	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	787,401.06	926,716.55	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	609,304.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	399,524.61	157,187.60	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	343,004.52	263,933.45	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	336,448.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	173,383.06	175,995.49	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2B	26,472,105.69	6,287,498.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2D	26,472,105.69	6,287,498.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
05A2	38,366,444.44	9,348,035.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
05A3	38,366,444.44	9,348,035.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
05A8	38,366,444.44	9,348,035.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
06A2	977,107.00	362,055.18	01/01/26	03/31/26	12/11/25	9,798,922.44	342,049.53	(194.65)	650,545.14	0.00	0.00
06A4	977,107.00	362,055.18	01/01/26	03/31/26	12/11/25	12,411,968.43	433,262.71	(246.56)	824,023.74	0.00	0.00
Totals	357,393,558.54	199,168,614.88				22,210,890.87	775,312.24	75,187.40	1,777,484.25	365.81	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
11	30312015	18,438,436.58	Payoff Prior to Maturity	0.00	0.00
29	30312024	3,396,045.14	Payoff Prior to Maturity	0.00	0.00
31	30312026	3,222,621.79	Payoff Prior to Maturity	0.00	0.00
Totals		25,057,103.51		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	2	34,000,000.00	0	0.00	2	34,000,000.00 0		0.00	0	0.00	3	25,057,103.51	4.373890%	4.343342%	3
07/10/26	0	0.00	0	0.00	2	34,000,000.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	4.373194%	4.342936%	4
06/12/26	0	0.00	0	0.00	2	34,000,000.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	1	11,017,594.65	4.373640%	4.343378%	5
05/12/26	0	0.00	0	0.00	2	34,000,000.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	4.385763%	4.355720%	6
04/10/26	0	0.00	0	0.00	2	34,000,000.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	4.386218%	4.356171%	7
03/12/26	0	0.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.386636%	4.356585%	8
02/12/26	0	0.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.387152%	4.357097%	9
01/12/26	0	0.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.387565%	4.357506%	10
12/12/25	0	0.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.387975%	4.357912%	11
11/13/25	0	0.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.388416%	4.358349%	12
10/10/25	0	0.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.388821%	4.358750%	13
09/12/25	0	0.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.389256%	4.359181%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.																			0.00

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	30312010	04/06/26	3	5	75,628.61	302,915.37	0.00	11,273,989.70	12/18/25	98
06A2	30297936	11/06/23	32	6	(194.65)	650,545.14	0.00	15,000,000.00	09/06/23	7			03/03/26
06A4	30297938	11/06/23	32	6	(246.56)	824,023.74	0.00	19,000,000.00	09/06/23	7			03/03/26
Totals					75,187.40	1,777,484.25	0.00	45,273,989.70
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		11,176,482	0	11,176,482		0
0 - 6 Months		454,277,605	420,277,605	0		34,000,000
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		62,955,975	62,955,975	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	528,410,062	483,233,580	0	0	11,176,482	34,000,000
Jul-26	553,914,148	508,713,963	0	0	11,200,185	34,000,000
Jun-26	554,390,616	509,165,157	0	0	11,225,459	34,000,000
May-26	565,880,438	531,880,438	0	0	0	34,000,000
Apr-26	566,383,695	532,383,695	0	0	0	34,000,000
Mar-26	566,851,721	532,851,721	0	0	34,000,000	0
Feb-26	567,417,351	533,417,351	0	0	34,000,000	0
Jan-26	567,880,921	533,880,921	0	0	34,000,000	0
Dec-25	568,342,496	534,342,496	0	0	34,000,000	0
Nov-25	568,835,487	534,835,487	0	0	34,000,000	0
Oct-25	569,292,950	535,292,950	0	0	34,000,000	0
Sep-25	569,781,980	535,781,980	0	0	34,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
06A2	30297936	15,000,000.00	15,000,000.00	105,000,000.00	11/21/25	362,055.18	0.16000	03/31/26	11/06/26	I/O
06A4	30297938	19,000,000.00	19,000,000.00	105,000,000.00	11/21/25	362,055.18	0.16000	03/31/26	11/06/26	I/O
18	30312010	11,176,481.76	11,273,989.70	82,500,000.00	03/01/17	2,287,522.05	0.63000	09/30/25	05/06/26	236
Totals		45,176,481.76	45,273,989.70	292,500,000.00		3,011,632.41

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
06A2	30297936	MU	NY	09/06/23	7

8/6/2026 - The Special Servicer was the winning bidder at the foreclosure sale on 3/3/26 and has now taken title to the property. As of 7/31/26, the property remains 65% occupied. The property is currently on the market for lease and for sale.

Several buy er tours have been conducted and additional are planned in the coming weeks. The current projection is a sale by the end of 2026.

06A4	30297938	Various	Various	09/06/23	7

8/6/2026 - The Special Servicer was the winning bidder at the foreclosure sale on 3/3/26 and has now taken title to the property. As of 7/31/26, the property remains 65% occupied. The property is currently on the market for lease and for sale.

Several buy er tours have been conducted and additional are planned in the coming weeks. The current projection is a sale by the end of 2026.

18	30312010	LO	CA	12/18/25	98
8/6/2026 - Receiver order was entered on 5/28/2026. Receiver is entering into a new Franchise Agreement with Marriott. Lender is pursuing a non-judicial foreclosure via Notice of Default.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
06A2	30297936	15,000,000.00	4.12650%	15,000,000.00	4.12650%	8	07/02/20	07/02/20	08/04/20
06A4	30297938	19,000,000.00	4.12650%	19,000,000.00	4.12650%	8	07/02/20	07/02/20	08/04/20
9	30311998	0.00	5.20000%	0.00	5.20000%	8	12/14/21	12/15/21	02/04/22
12	30312016	21,107,183.17	4.64000%	21,107,183.17	4.64000%	8	07/13/20	08/01/20	07/16/20
16	30312019	16,000,000.00	4.97100%	16,000,000.00	4.97100%	10	07/23/20	07/21/20	07/31/20
16	30312019	0.00	4.97100%	0.00	4.97100%	8	03/02/21	02/05/21	03/22/21
16	30312019	0.00	4.97100%	0.00	4.97100%	8	07/30/21	07/30/21	08/09/21
Totals		55,107,183.17		55,107,183.17
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	30312020	07/12/23	12,920,430.03	0.00	8,786,534.30	2,321,221.78	8,786,534.30	6,465,312.52	6,455,117.51	0.00	19,738.44	6,435,379.07	48.75%
22	30312022	09/12/18	7,418,280.88	6,400,000.00	5,336,874.89	884,301.91	5,336,874.89	4,452,572.98	2,965,707.90	0.00	120,657.25	2,845,050.65	37.31%
24	30312000	03/12/21	6,080,609.36	0.00	1,477,642.71	1,069,210.88	1,477,642.71	408,431.83	5,672,177.53	0.00	60,983.64	5,611,193.89	84.60%
27	30312002	03/12/21	4,930,038.11	0.00	2,083,161.77	684,470.49	2,083,161.77	1,398,691.28	3,531,346.84	0.00	20,986.11	3,510,360.73	65.27%
33	30297984	04/12/22	2,959,395.13	0.00	13,630.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			34,308,753.51	6,400,000.00	17,697,844.09	4,959,205.06	17,684,213.67	12,725,008.61	18,624,349.78	0.00	222,365.44	18,401,984.34

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	30312020	06/12/24	0.00	0.00	6,435,379.07	0.00	0.00	1,221.60	0.00	0.00	6,435,379.07
		12/12/23	0.00	0.00	6,434,157.47	0.00	0.00	(20,960.04)	0.00	0.00
		07/12/23	0.00	0.00	6,455,117.51	0.00	0.00	6,455,117.51	0.00	0.00
22	30312022	08/12/25	0.00	0.00	2,845,050.65	0.00	0.00	323.08	0.00	0.00	2,845,050.65
		12/12/24	0.00	0.00	2,844,727.57	0.00	0.00	702.79	0.00	0.00
		06/12/24	0.00	0.00	2,844,024.78	0.00	0.00	3,373.20	0.00	0.00
		06/12/23	0.00	0.00	2,840,651.58	0.00	0.00	558.00	0.00	0.00
		11/14/22	0.00	0.00	2,840,093.58	0.00	0.00	1,545.00	0.00	0.00
		06/10/22	0.00	0.00	2,838,548.58	0.00	0.00	(84,387.60)	0.00	0.00
		12/10/21	0.00	0.00	2,922,936.18	0.00	0.00	(53,333.19)	0.00	0.00
		10/13/20	0.00	0.00	2,976,269.37	0.00	0.00	4,724.50	0.00	0.00
		09/14/20	0.00	0.00	2,971,544.87	0.00	0.00	1,442.00	0.00	0.00
		03/12/20	0.00	0.00	2,970,102.87	0.00	0.00	269.95	0.00	0.00
		01/11/19	0.00	0.00	2,969,832.92	0.00	0.00	1,375.00	0.00	0.00
		11/13/18	0.00	0.00	2,968,457.92	0.00	0.00	2,750.02	0.00	0.00
		09/12/18	0.00	0.00	2,965,707.90	0.00	0.00	2,965,707.90	0.00	0.00
24	30312000	07/11/25	0.00	0.00	5,611,193.89	0.00	0.00	927.00	0.00	0.00	5,611,193.89
		12/12/24	0.00	0.00	5,610,266.89	0.00	0.00	35.00	0.00	0.00
		03/10/23	0.00	0.00	5,610,231.89	0.00	0.00	(90,490.85)	0.00	0.00
		11/14/22	0.00	0.00	5,700,722.74	0.00	0.00	1,449.40	0.00	0.00
		03/11/22	0.00	0.00	5,699,273.34	0.00	0.00	27,095.81	0.00	0.00
		03/12/21	0.00	0.00	5,672,177.53	0.00	0.00	5,672,177.53	0.00	0.00
27	30312002	06/12/24	0.00	0.00	3,510,360.73	0.00	0.00	2,080.00	0.00	0.00	3,510,360.73
		05/12/23	0.00	0.00	3,508,280.73	0.00	0.00	(25,591.79)	0.00	0.00
		11/14/22	0.00	0.00	3,533,872.52	0.00	0.00	991.68	0.00	0.00
		03/11/22	0.00	0.00	3,532,880.84	0.00	0.00	1,534.00	0.00	0.00
		03/12/21	0.00	0.00	3,531,346.84	0.00	0.00	3,531,346.84	0.00	0.00
33	30297984	04/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	18,401,984.34	0.00	0.00	18,401,984.34	0.00	0.00	18,401,984.34

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
06A2	0.00	0.00	7,319.45	0.00	0.00	0.00	0.00	53,300.63	0.00	0.00	0.00	0.00
06A4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	67,514.13	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(2.28)	0.00	0.00	0.00
18	0.00	0.00	2,411.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,730.60	0.00	0.00	0.00	0.00	120,814.75	(2.28)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		130,543.07

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27